ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Non-current intangible assets liabilities	$ 270,563	$ 282,081